UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  200 South Executive Drive, Suite 101-G
          Brookfield, WI 53005

Form 13F File No:  ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth        Brookfield, Wisconsin            May 15, 2000
------------------------     ----------------------           --------------
     (Signature)                   (City/State)                   (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 71

Form 13F Information Table Value Total:   $194,851,068,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                           Fair
                         Title            Market    Shares/
                          of              Value      PRN     SH/  Put/  Investmt   Other       Voting Authoruty
Name of Issuer           Class  CUSIP    (x1000)     AMT     PRN  Call  Dscretn  Managers   Sole    Share    None
Aglient Technologies      COM  00846U101     213     2,050                SOLE               175             1875
Abbott Laboratories       COM  002824100   3,673   104,386                SOLE             92561            11825
American Intl Group       COM  026874107  10,065    91,922                SOLE             85199             6723
Amgen                     COM  031162100   2,318    37,775                SOLE             31300             6475
Automatic Data Processing COM  053015103   4,940   102,375                SOLE             94050             8325
Bell Atlantic Corp.       COM  077853109     345     5,650                SOLE              2850             2800
Bestfoods                 COM  08658U101     513    10,965                SOLE              6090             4875
Bristol Myers Squibb      COM  110122108   4,855    83,700                SOLE             78200             5500
BP Amoco ADS              COM  055622104     338     6,348                SOLE              6348
Citigroup                 COM  172967101   1,941    32,412                SOLE             16222            16190
Consolidated Papers       COM  209759109   1,076    28,000                SOLE             28000
Colgate Palmolive Co      COM  194162103     653    11,590                SOLE              5340             6250
Cisco Systems             COM  17275R102   3,931   101,700                SOLE             91950             9750
DuPont E I Nemours Co.    COM  263534109   1,383    26,125                SOLE             22550             3575
EMC Corp.                 COM  268648102   5,213    41,375                SOLE             37550             3825
Emerson Electric          COM  291011104   3,313    62,357                SOLE             55817             6540
Enron Corp.               COM  293561106     343     4,575                SOLE              1500             3075
Fastenal Corp.            COM  311900104     603    12,595                SOLE              7625             4970
Fiserv Inc.               COM  337738108   5,545   149,120                SOLE            136516            12604
Fifth Third Bancorp       COM  316773100   2,164    34,352                SOLE             28891             5461
Invesco Sector FDS Inc.
Financial SVCS            COM  46127P600     460    16,962                SOLE             16962
Gillette                  COM  375766102     569    15,095                SOLE              7520             7575
General Electric          COM  369604103  15,381    98,835                SOLE             93178             5657
Home Depot                COM  437076102   3,736    57,925                SOLE             50087             7838
Hewlett Packard Co.       COM  428236103     387     2,913                SOLE               913             2000
Intl Business Mach        COM  459200101   3,125    26,482                SOLE             20700             5782
Intel Corp.               COM  458140100   2,220    16,829                SOLE             10929             5900
Illinois Tool Works       COM  452308109     285     5,150                SOLE              4350              800
Johnson & Johnson         COM  478160104   4,657    66,295                SOLE             60020             6275
Kimberly Clark Corp.      COM  494368103   4,676    83,409                SOLE             74984             8425
Coca-Cola                 COM  191216100   4,791   102,080                SOLE             93280             8800
Kohls                     COM  500255104   6,206    60,542                SOLE             55592             4950
Eli Lilly & Co.           COM  532457108     374     5,970                SOLE              3295             2675
Lucent Technologies       COM  549463107   1,287    21,015                SOLE             15317             5698
McDonald's                COM  580135101     998    26,700                SOLE             26500              200


Medtronic                 COM  585055106  12,884   250,470                SOLE            234670            15800
Marshall & Ilsley         COM  571834100     515     8,916                SOLE              8616              300
Minnesota Mining &
 Manfacturing             COM  604059105     329     3,716                SOLE              2460             1256
Molex A                   COM  608554200   5,911   166,497                SOLE            153055            13442
Merck                     COM  589331107   5,580    89,819                SOLE             82914             6905
Microsoft                 COM  594918104  10,616    99,915                SOLE             92100             7815
MGIC Investment Corp      COM  552848103     208     4,775                SOLE              2775             2000
Nicholas Fund Inc.        COM  653735100   1,181    13,963                SOLE             13963
Nortel Networks Corp      COM  656569100  12,533    99,367                SOLE             97167             2200
Northern FDS Technology
 FD                       COM  665162798     876    13,314                SOLE             13314
Northern Trust Co.        COM  665859104     507     7,500                SOLE              6200             1300
Pepsico                   COM  713448108     235     6,750                SOLE              6750
Pfizer                    COM  717081103   1,073    29,345                SOLE             19000            10345
Procter & Gamble          COM  742718109   3,107    54,995                SOLE             49285             5710
Royal Dutch               COM  780257804   2,528    43,735                SOLE             41410             2325
Transocean Sedco
 Forex Inc.               COM  G90078109     449     8,747                SOLE              7840              907
RPM                       COM  749685103   1,197   108,840                SOLE            108840
SBC Communications        COM  78387G103     459    10,887                SOLE              4538             6349
SBI Skin Biology Inc      COM  783966104      14   100,000                SOLE                             100000
Schlumberger              COM  806857108   4,062    53,095                SOLE             48115             4980
Sara Lee                  COM  803111103     266    14,800                SOLE             14800
State Street Corp.        COM  857477103   8,162    84,251                SOLE             77345             6906
Sun Microsystems          COM  866810104   1,098    11,720                SOLE              6200             5520
AT&T                      COM  001957109   1,242    22,049                SOLE             17102             4947
Target                    COM  87612E106   1,144    15,300                SOLE             15300
Tri-Continental Corp      COM  895436103     710    27,831                SOLE             27831
Universal Foods Corp      COM  913538104      26     1,200                SOLE                               1200
Universal Foods Corp      COM  913538104   1,031    48,248               OTHER                              48248
US Bancorp                COM  902973106     987    45,126                SOLE                              45126
Vodafone Group PLC
 Sponsored ADR            COM  92857T107     200     3,575                SOLE              3200              375
Walgreen                  COM  931422109   1,056    41,000                SOLE             30450            10550
MCI Worldcom              COM  55268B106     550    12,134                SOLE              5986             6148
Wells Fargo               COM  949746101   4,713   115,650                SOLE            102100            13550
Warner Lambert Co.        COM  934488107     239     2,450                SOLE              2400               50
WalMart Stores            COM  931142103   1,623    28,725                SOLE             24250             4475
Exxon Mobil Corp          COM  30231G102   1,146    14,698                SOLE             11528             3170

GRAND TOTAL:                         194,851,068
